CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2011
CONVERTIBLE DEBT [Abstract]
CONVERTIBLE DEBT
NOTE 9:-	CONVERTIBLE DEBT

	December 31,
	2011	2010

Convertible debt	$835	$1,816
Less - current maturities	835	245

	$-	$1,571

In April 2004, the Company issued to a group of investors convertible notes (the "Promissory Notes") in the face amount of $ 2,000 bearing interest at 5% per annum, and warrants to purchase 480,000 Ordinary shares at an initial  price per share of $ 1.75 (subject to adjustments). The principal of the debt is repayable at the end of five years and the interest is payable semiannually. The debt was convertible into Ordinary shares at a conversion price of $ 1.75 per share (subject to adjustments). The warrants expired on May 4, 2007 without being exercised.

Issuance expenses in respect of the convertible debt in the amount of $ 247 were deferred and recorded as "deferred charges". These deferred charges were amortized over the period from the date of issuance to the stated original redemption date of the debt and were fully amortized by December 31, 2009.

In accordance with ASC 470-20, "Debt with Conversion and Other Options", the Company allocated the total proceeds between the convertible debt and the warrants (which are recorded in additional paid-in-capital) based on the relative fair values of the instruments at the time of issuance. The aforementioned allocation resulted in a discount on the convertible debt.

In addition, under the guidelines of the ASC, the Company recognized and measured the embedded beneficial conversion feature in the convertible debt, by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the detachable warrants and the convertible debt. This intrinsic value was limited to the portion of the proceeds allocated to the convertible debt, which was fully amortized by December 31, 2009.

The aforementioned accounting treatment resulted in a total debt discount equal to the full face amount of the debt ($ 2,000). The discount was amortized over a five-year period from the date of issuance until the stated redemption date of the debt.

In September 2006, following a private placement conducted by the Company, the conversion price of the notes and exercise price of warrants was adjusted to $ 1.25 per share. As a result, the number of shares that would be received upon conversion of the notes increased by 457,143 shares to 1,600,000 shares.

The aforementioned accounting treatment resulted in an incremental debt discount of $ 730. The discount was amortized over a 2.25 year period from the date of the adjustment until the stated redemption date of the debt, which was fully amortized by December 31, 2009.

Effective January 1, 2009, the Company adopted an accounting pronouncement which requires issuers to bifurcate the conversion embedded feature of the convertible debt and marked to market at each reporting date. See Note 2t.

In January 2009, the Company entered into an agreement with the holders of the Promissory Notes (the "Extension Agreement"), whereby the maturity date of the Promissory Notes was extended by 18 months from May 4, 2009 to November 4, 2010. In consideration of extending the repayment date, the holders of the Promissory Notes received the following:

1.	The interest rate of the Promissory Notes was increased from an annual rate of five percent (5%) to a floating annual rate of the LIBOR rate plus five percent (5%);

2.	The Company will not be able to obtain new loans which are ranked senior to, or parri passu with, the Promissory Notes; and

3.
Warrants held by the holders of the Promissory Notes and another person, exercisable into a total of 600,000 Ordinary shares, were amended so that (1) the expiration date was extended by 18 months from October 9, 2009 to April 9, 2011 (this date was further extended in March 2010 - see below) and (2) the price adjustment mechanism was amended so that any financing of more than $ 100 (instead of $ 1,500) will trigger such price protection adjustment.

Under the Promissory Note terms, failure to pay interest when due constitutes an event of default and accordingly entitles the lenders to the right to declare the unpaid principal balance together with the interest accrued, immediately due. The Company subsequently entered into the Second Extension Agreement (see below) with the lenders, and paid the outstanding accrued interest.

In March 2010, the Company entered into another extension agreement (the "Second Extension Agreement") with the holders of the Promissory Note, whereby the maturity date was extended from November 4, 2010, such that the aggregate principal amount was to become due and payable in six equal quarterly installments of $ 333 starting on November 4, 2010. In consideration, the holders received the following:

1.	The interest rate of the Promissory Note was increased from an annual rate of LIBOR plus five percent (5%) to a fix rate of nine percent (9%), payable in cash together with the applicable installment;

2.
Warrants held by the holders of the Promissory Note and another person, exercisable into a total of 600,000 Ordinary shares, were amended so that the expiration date was extended from April 9, 2011 to the later of (1) February 9, 2012, and (2) the date on which the principal amount under the Promissory Note issued to the holders, and any interest accrued and outstanding thereon, will have been fully repaid to the holders;

3.
The definition of what constitutes an "event of default" would include (1) a failure by the Company to pay, when due, indebtedness of more than $ 100 and (2) the declaration of an event of default by Plenus; and

4.	Other than with respect to holders, who were directors at the time and who waived their entitlement to the following, the holders of the Promissory Note will also be entitled to the following:

a)
If the Company fails to timely pay any installment (including interest), and the same is not remedied within ten (10) days, the Company will be required to issue additional warrants to the holders (1) at an exercise price equal to the average closing price of our Ordinary shares in the 14 trading days following the relevant due date, but not less than $ 0.12 per share, and (2) that are exercisable into a number of Ordinary shares equal to 100% of the unpaid balance of the installment divided by the applicable exercise price. The aforesaid delay in the payment of 10 days or more shall not be considered an event of default provided that these warrants are issued within 45 days following the relevant due date; and

b)
If the Company fails to timely pay such installment (including interest), and the same is not remedied within 90 days from the date it is due, then the Company will be required to issue warrants to the holders (1) at an exercise price equal to the average closing price of its Ordinary shares in the 14 trading days following the aforesaid 90th day, but not less than $ 0.12 per share and (2) that are exercisable into a number of Ordinary shares equal to 60% of the unpaid balance of the principal amount less the installment (that triggered the issuance above) divided by the applicable exercise price. A delay in payment of more than 90 days will be considered an event of default.

The Company accounted for the First and Second Extension Agreement in accordance with ASC 470-50-40 "Debt Modification and Extinguishment" as a non-substantial modification.

Between December 2010 through February 2, 2011, the Company entered into a third extension agreement (the "Third Extension Agreement") with certain holders of the Promissory Notes representing 82% of the outstanding balance (out of which holders representing 56% of the balance signed the extension as of December 31, 2010), whereby the maturity date was further extended, such that the aggregate principal amount will become due and payable in four equal installments of $ 377 on each of the following dates: (1) April 1, 2012; (2) June 30, 2012; (3) September 30, 2012; and (4) December 31, 2012. In consideration, the holders of the Promissory Notes received the following:

1.	The interest rate was increased from a fixed annual rate of nine percent (9%), to a fixed annual rate of eleven percent (11%) payable in cash together with the applicable installment;

2.
Warrants held by the holders of the Promissory Notes and another person  , exercisable into a total of 489,600 Ordinary shares, were amended so that that the expiration date was extended from (A) the later of (1) February 4, 2012 and (2) date on which the principal amount under the convertible note issued to the holder, and any interest accrued and outstanding thereon, shall have been fully repaid to the holder to (B) the later of (1) December 31, 2013 and (2) date on which the principal amount under the Promissory Notes issued to the holder, and any interest accrued and outstanding, shall have been fully repaid to the holder; and

3.
Warrants held by the Lenders, exercisable into a total of 2,222,721 Ordinary shares were amended so that the expiration date was extended from May 11, 2012 to the later of (1) December 31, 2013 and (2) date on which the principal amount under the Promissory Notes and any interest accrued and outstanding, shall have been fully repaid to the holder.

The Company accounted for the Third Extension Agreement in accordance with ASC 470-50-40 as a substantial modification because the present value of modified cash flows under the Third Extension Agreement resulted in a change greater than 10% in the present value based on the liabilities' original interest rate. Consequently, the Company recorded additional expenses related to the modification of the terms of the convertible debt and warrants of $ 274, which is included within financial expenses (out of which $ 53 were recorded against additional-paid in capital with respect to change in terms of equity classified warrants).

In September 2011, in accordance with the terms of the Promissory Notes, as a result of the issuance of shares as part of the acquisition of RepliWeb, the conversion price was adjusted to $0.62 per share (rather than $1.25 per share), such that the Promissory Notes became convertible into an aggregate of 2,632,258 ordinary shares (rather than 1,305,600 ordinary shares).

On December 31, 2011, two holders converted all of their Promissory Notes into ordinary shares pursuant to the terms of the following offer (the "Prepayment Offer"), which expired on January 31, 2012:

•	The conversion ratio of the Promissory Notes being converted was increased, reflecting a reduction of the conversion price from $0.62 to $0.50 per share; and
•
Each holder was entitled to payment, in cash or in additional ordinary shares (based on the new conversion ratio), of the interest payment due in 2012 plus accrued and unpaid interest for 2011 (in a total amount of approximately $100 and $200 for all Notes, respectively).

The two holders above converted an outstanding amount of $736. The outstanding associated bifurcated conversion feature of $206 was accordingly allocated to equity. In accordance with ASC 470-20-40-16, the Company recognized inducement expense of $ 202 against additional paid-in-capital, related to the conversion based on the above offer.

The two holders have also exercised their rights (See note 12b) to acquire an aggregate of 315,256 additional ordinary shares at $0.12 per share.